Putnam VT Small Cap Growth Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value
Aerospace and defense (5.6%)
HEICO Corp. Class A	6,455	$628,136
Mercury Systems, Inc.(NON)	10,360	840,921

		1,469,057
Biotechnology (8.5%)
Acceleron Pharma, Inc.(NON)	3,630	143,421
Ascendis Pharma A/S ADR (Denmark)(NON)	2,205	212,386
Blueprint Medicines Corp.(NON)	1,515	111,307
Emergent BioSolutions, Inc.(NON)	7,520	393,146
Global Blood Therapeutics, Inc.(NON)	3,170	153,808
Ligand Pharmaceuticals, Inc.(NON)(S)	1,920	191,117
Medicines Co. (The)(NON)(S)	3,470	173,500
Mirati Therapeutics, Inc.(NON)	2,170	169,065
Orchard Therapeutics PLC ADR (United Kingdom)(NON)	7,250	86,130
Repligen Corp.(NON)	4,745	363,894
Veracyte, Inc.(NON)	5,088	122,112
Vericel Corp.(NON)	7,430	112,490

		2,232,376
Building products (3.0%)
CSW Industrials, Inc.	1,735	119,767
Trex Co., Inc.(NON)(S)	7,415	674,246

		794,013
Capital markets (3.9%)
Evercore, Inc. Class A	5,025	402,503
Hamilton Lane, Inc. Class A	10,905	621,149

		1,023,652
Chemicals (1.1%)
Ingevity Corp.(NON)	3,335	282,941

		282,941
Commercial services and supplies (1.8%)
Brink's Co. (The)	5,725	474,889

		474,889
Diversified consumer services (5.5%)
Bright Horizons Family Solutions, Inc.(NON)	5,145	784,613
Chegg, Inc.(NON)	6,485	194,226
Grand Canyon Education, Inc.(NON)	4,825	473,815

		1,452,654
Diversified financial services (1.9%)
Verra Mobility Corp.(NON)(S)	34,419	493,913

		493,913
Electronic equipment, instruments, and components (2.4%)
Novanta, Inc.(NON)	7,665	626,384

		626,384
Entertainment (2.3%)
Live Nation Entertainment, Inc.(NON)(S)	5,808	385,303
Marcus Corp. (The)	6,085	225,206

		610,509
Equity real estate investment trusts (REITs) (1.1%)
Terreno Realty Corp.	5,965	304,752

		304,752
Health-care equipment and supplies (9.1%)
Antares Pharma, Inc.(NON)	29,785	99,631
CONMED Corp.	4,580	440,367
Haemonetics Corp.(NON)	2,110	266,155
Insulet Corp.(NON)	2,575	424,695
Merit Medical Systems, Inc.(NON)	4,555	138,745
Mesa Laboratories, Inc.	355	84,408
Penumbra, Inc.(NON)(S)	1,030	138,525
Quidel Corp.(NON)	7,540	462,579
Tactile Systems Technology, Inc.(NON)(S)	4,370	184,938
Tandem Diabetes Care, Inc.(NON)	2,665	157,182

		2,397,225
Health-care providers and services (2.6%)
Amedisys, Inc.(NON)	2,105	275,776
HealthEquity, Inc.(NON)	2,615	149,434
US Physical Therapy, Inc.	2,080	271,544

		696,754
Health-care technology (1.8%)
Phreesia, Inc.(NON)(S)	5,515	133,684
Tabula Rasa HealthCare, Inc.(NON)(S)	3,425	188,170
Teladoc Health, Inc.(NON)(S)	2,355	159,481

		481,335
Hotels, restaurants, and leisure (6.8%)
Churchill Downs, Inc.	2,200	271,601
Luckin Coffee, Inc. ADR (China)(NON)(S)	6,225	118,275
Planet Fitness, Inc. Class A(NON)	9,045	523,434
Wingstop, Inc.(S)	9,990	871,927

		1,785,237
Insurance (3.1%)
Kinsale Capital Group, Inc.	4,605	475,743
Palomar Holdings, Inc.(NON)(S)	8,841	348,512

		824,255
IT Services (1.6%)
Evo Payments, Inc. Class A(NON)(S)	14,650	411,958

		411,958
Life sciences tools and services (2.4%)
Codexis, Inc.(NON)	11,005	150,934
Medpace Holdings, Inc.(NON)	5,710	479,868

		630,802
Machinery (4.7%)
Albany International Corp. Class A	5,725	516,166
Harsco Corp.(NON)	13,775	261,174
RBC Bearings, Inc.(NON)	2,751	456,418

		1,233,758
Media (2.5%)
Cable One, Inc.	530	664,991

		664,991
Real estate management and development (1.2%)
Colliers International Group, Inc. (Canada)	4,365	327,824

		327,824
Road and rail (1.4%)
Saia, Inc.(NON)	3,970	371,989

		371,989
Semiconductors and semiconductor equipment (3.1%)
Brooks Automation, Inc.	5,690	210,701
Entegris, Inc.	9,375	441,188
Nova Measuring Instruments, Ltd. (Israel)(NON)	5,280	167,746

		819,635
Software (15.4%)
Dynatrace, Inc.(NON)	6,212	115,978
Envestnet, Inc.(NON)	4,610	261,387
Everbridge, Inc.(NON)(S)	7,395	456,345
Five9, Inc.(NON)	3,530	189,702
j2 Global, Inc.	2,505	227,504
LivePerson, Inc.(NON)(S)	7,285	260,075
Mimecast, Ltd.(NON)	4,275	152,489
Paylocity Holding Corp.(NON)	4,425	431,792
Ping Identity Holding Corp.(NON)(S)	10,195	175,864
Pluralsight, Inc. Class A(NON)(S)	7,105	119,328
PROS Holdings, Inc.(NON)	4,260	253,896
Q2 Holdings, Inc.(NON)	3,355	264,609
QAD, Inc. Class A	4,827	222,911
RealPage, Inc.(NON)	10,400	653,744
SPS Commerce, Inc.(NON)	5,620	264,533

		4,050,157
Specialty retail (4.2%)
Boot Barn Holdings, Inc.(NON)	6,733	234,982
Five Below, Inc.(NON)	6,875	866,938

		1,101,920
Trading companies and distributors (1.5%)
SiteOne Landscape Supply, Inc.(NON)(S)	5,345	395,633

		395,633

Total common stocks (cost $23,462,036)		$25,958,613

SHORT-TERM INVESTMENTS (19.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	4,986,695	$4,986,695
Putnam Short Term Investment Fund 2.05%(AFF)	230,134	230,134

Total short-term investments (cost $5,216,829)		$5,216,829
TOTAL INVESTMENTS

Total investments (cost $28,678,865)		$31,175,442

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,344,011.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,641,745	$17,184,509	$15,839,559	$59,877	$4,986,695
	Putnam Short Term Investment Fund**	529,629	5,927,129	6,226,624	12,580	230,134

	Total Short-term investments	$4,171,374	$23,111,638	$22,066,183	$72,457	$5,216,829
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,986,695, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,943,589.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,275,500	$—	$—
Consumer discretionary	4,339,811	—	—
Financials	2,341,820	—	—
Health care	6,438,492	—	—
Industrials	4,739,339	—	—
Information technology	5,908,134	—	—
Materials	282,941	—	—
Real estate	632,576	—	—

Total common stocks	25,958,613	—	—
Short-term investments	230,134	4,986,695	—

Totals by level	$26,188,747	$4,986,695	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com